Taxation (Tables)	12 Months Ended
Sep. 30, 2024
Major components of tax expense (income) [abstract]
Summary of Reconciliation of Effective Tax Rate	The following table presents the reconciliation of effective tax rate for the years ended September 30, 2024 and 2023:

	For the Year Ended September 30,
(in USD)	2024	2023
Loss before tax	(9,008,081)	(222,097,491)

Income tax at the domestic rate of 25.00% (2023: 22.00%)	(2,252,020)	(45,970,977)
Impact of difference in overseas tax rates	1,513,399	40,961,202
Non-deductible expenses	10,730	2,685
Current year losses for which no deferred tax asset is recognized	734,651	5,026,928
Others	(6,760)	(19,838)
	—	—

Summary of Unrecognized Deferred Tax Assets Explanatory

Deferred tax assets have not been recognized in respect of the following items because it is not probable that future taxable profits will be available against which the Group entities can utilize benefits therefrom as at September 30, 2024, and 2023:

	For the Year Ended September 30,
(in USD)	2024	2023
Severance liabilities	44,866	31,716
Tax losses	12,919,369	5,946,743
	12,964,235	5,978,459

Summary of Tax Loss Carry Forward	As at September 30, 2024, we had tax loss carry-forwards that will expire in the following periods:

(in USD)
2025	58,800
2026	503,282
2027	759,188
2028	1,475,536
2029	2,481,933
2030	2,602,660
No expiration	5,037,970
12,919,369